COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Total minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:
Twelve Months Ended June 30,
2014	$309,000
2015	307,000
2016	280,000
$896,000

Total minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Year Ending December 31,
2013	$308,000
2014	303,000
2015	311,000
2016	121,000
$1,043,000